LONG-TERM BORROWINGS DUE TO RELATED PARTY	6 Months Ended
Dec. 31, 2021
LONG-TERM BORROWINGS DUE TO RELATED PARTY
LONG-TERM BORROWINGS DUE TO RELATED PARTY

NOTE 16. LONG-TERM BORROWINGS DUE TO RELATED PARTY

Long-term borrowings due to related party consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Long-term borrowings due to related party:	RMB	(Unaudited)	(Unaudited)
Long-term borrowing from a Founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥7,406,617	¥6,968,541	$1,095,438
Less: current portion	(920,066)	(958,916)	(150,739)
Total long-term borrowings due to related party	¥6,486,551	¥6,009,625	$944,699

No long-term borrowings due to related party were guaranteed or collateralized at June 30, 2021 and December 31, 2021.

Interest expense for long-term borrowings due to related party was ¥355,908 and ¥318,735 ($50,104) for the six months ended December 31, 2020 and 2021, respectively.

The future maturities of long-term borrowings due to related party at December 31, 2021 are as follows:

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2022	¥958,916	$150,739
2023	1,019,695	160,294
2024	1,114,243	175,156
2025	1,217,558	191,397
2026	1,330,452	209,144
Thereafter	1,327,677	208,708
Total	¥6,968,541	$1,095,438